UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Variable Investment Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-5125

     Securities Act File Number:33-13690

4(a).     Last day of fiscal year for which this notice is filed:

               December 31, 1997

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

DISCIPLINED STOCK PORTFOLIO

5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 38,728,790
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 8,120,915
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ N/A
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 8,120,915
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $30,607,875
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(             )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$ 9,029.32
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
     here:               .  If there is a number of shares or other units
     that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
     here:               .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   9,029.32
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means

                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Variable Investment Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-5125

     Securities Act File Number:33-13690

4(a).     Last day of fiscal year for which this notice is filed:

               December 31, 1997

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

INTERNATIONAL VALUE PORTFOLIO

5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 11,531,341
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 739,686
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ N/A
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 739,686
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $10,791,655
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(             )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$ 3,183.54
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
     here:               .  If there is a number of shares or other units
     that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
     here:               .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   3,183.54
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Variable Investment Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-5125

     Securities Act File Number:33-13690

4(a).     Last day of fiscal year for which this notice is filed:

               December 31, 1997

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

SMALL COMPANY STOCK PORTFOLIO

5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 19,926,825
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 1,940,009
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ N/A
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 1,940,009
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $17,986,816
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(             )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$ 5,306.11
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
     here:               .  If there is a number of shares or other units
     that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
     here:               .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   5,306.11
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Variable Investment Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-5125

     Securities Act File Number:33-13690

4(a).     Last day of fiscal year for which this notice is filed:

               December 31, 1997

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

GROWTH AND INCOME PORTFOLIO

5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 159,938,148
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 31,433,848
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ N/A
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 31,433,848
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $128,504,300
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(             )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$ 37,908.77
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
     here:               .  If there is a number of shares or other units
     that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
     here:               .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   37,908.77
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Variable Investment Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-5125

     Securities Act File Number:33-13690

4(a).     Last day of fiscal year for which this notice is filed:

               December 31, 1997

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

CAPITAL APPRECIATION PORTFOLIO

5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 124,288,527
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 16,518,231
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ N/A
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 16,518,231
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $107,770,296
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(             )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$ 31,792.24
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
     here:               .  If there is a number of shares or other units
     that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
     here:               .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   31,792.24
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Variable Investment Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-5125

     Securities Act File Number:33-13690

4(a).     Last day of fiscal year for which this notice is filed:

               December 31, 1997

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

MONEY MARKET PORTFOLIO

5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 66,065,274
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 57,622,106
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ N/A
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 57,622,106
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $8,443,168
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(             )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$ 2,490.73
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
     here:               .  If there is a number of shares or other units
     that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
     here:               .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   2,490.73
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Variable Investment Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-5125

     Securities Act File Number:33-13690

4(a).     Last day of fiscal year for which this notice is filed:

               December 31, 1997

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

LIMITED TERM HIGH INCOME PORTFOLIO

5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 44,065,048
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 12,638,446
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ N/A
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 12,638,446
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $31,426,602
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(             )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$ 9,270.85
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
     here:               .  If there is a number of shares or other units
     that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
     here:               .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   9,270.85
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Variable Investment Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-5125

     Securities Act File Number:33-13690

4(a).     Last day of fiscal year for which this notice is filed:

               December 31, 1997

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

ZERO COUPON 2000 PORTFOLIO

5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 9,379,298
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 6,133,188
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ N/A
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 6,133,188
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $3,246,110
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(             )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$ 957.60
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
     here:               .  If there is a number of shares or other units
     that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
     here:               .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   957.60
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Variable Investment Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-5125

     Securities Act File Number:33-13690

4(a).     Last day of fiscal year for which this notice is filed:

               December 31, 1997

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

QUALITY BOND PORTFOLIO

5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 34,937,661
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 9,101,450
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ N/A
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 9,101,450
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $25,836,211
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(             )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$ 7,621.68
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
     here:               .  If there is a number of shares or other units
     that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
     here:               .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   7,621.68
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Variable Investment Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-5125

     Securities Act File Number:33-13690

4(a).     Last day of fiscal year for which this notice is filed:

               December 31, 1997

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

INTERNATIONAL EQUITY PORTFOLIO

5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 18,981,158
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 3,463,970
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ N/A
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 3,463,970
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $15,517,188
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(             )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$ 4,577.57
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
     here:               .  If there is a number of shares or other units
     that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
     here:               .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   4,577.57
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Variable Investment Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-5125

     Securities Act File Number:33-13690

4(a).     Last day of fiscal year for which this notice is filed:

               December 31, 1997

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

BALANCED PORTFOLIO

5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 38,555,651
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 391,105
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ N/A
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 391,105
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $38,164,546
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(             )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$ 11,258.54
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
     here:               .  If there is a number of shares or other units
     that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
     here:               .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   11,258.54
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Variable Investment Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-5125

     Securities Act File Number:33-13690

4(a).     Last day of fiscal year for which this notice is filed:

               December 31, 1997

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

SPECIAL VALUE PORTFOLIO

5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 24,390,106
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 4,036,389
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ N/A
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 4,036,389
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $20,353,717
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(             )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$ 6,004.35
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 533,962 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   6,004.35
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Variable Investment Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-5125

     Securities Act File Number:33-13690

4(a).     Last day of fiscal year for which this notice is filed:

               December 31, 1997

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

SMALL CAPITAL PORTFOLIO

5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 276,082,104.66
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 59,234,780.72
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ N/A
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 59,234,780.72
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $216,847,323.94
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(             )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$ 63,969.96
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
     here:     .  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by
     the issuer in future fiscal years, then state that number here:    .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   63,969.96
                                                              =============
     TOTAL ALL FUNDS                                            =$
193,371.26

==============
9. Date the registration fee and interest payment was sent to the Commission's lockbox depository: On or about March 17, 1998.


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means

                                SIGNATURES


     This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



     By (Signature and Title)*

                              /s/Michael Petrucelli, Vice President


     Date:


* Please print the name and title of the signing officer below the signature.